Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue from external customers
Commercial sale of products		€ 4,435	€ 0	€ 6,323	€ 0
Rendering of services		612	226	983	395
Sale of clinical supply		470	217	4,407	217
"Right-to-use" licenses		643	579	1,275	1,155
Total revenue		6,160	1,022	12,988	1,767
Revenue from external customers (geographical)
Total revenue		6,160	1,022	12,988	1,767
Goods or services transferred over time [member]
Revenue from external customers
Total revenue		612	226	983	395
Revenue from external customers (geographical)
Total revenue		612	226	983	395
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue		5,548	796	12,005	1,372
Revenue from external customers (geographical)
Total revenue		5,548	796	12,005	1,372
Commercial customers [Member]
Revenue from external customers
Total revenue		4,435	913	6,323	1,550
Revenue from external customers (geographical)
Total revenue		4,435	913	6,323	1,550
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	[1]	1,725	109	6,665	217
Revenue from external customers (geographical)
Total revenue	[1]	1,725	109	6,665	217
Europe [Member]
Revenue from external customers
Total revenue		140	0	275	0
Revenue from external customers (geographical)
Total revenue		140	0	275	0
North America [member]
Revenue from external customers
Total revenue		5,078	688	11,535	1,373
Revenue from external customers (geographical)
Total revenue		5,078	688	11,535	1,373
China [member]
Revenue from external customers
Total revenue		942	334	1,178	394
Revenue from external customers (geographical)
Total revenue		€ 942	€ 334	€ 1,178	€ 394

[1]	(1) For the three months ended June 30, 2022 and 2021, and for the six month ended June 30, 2022 and 2021, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €0.6 million and €0.6 million, and of €1.3 million and €1.2 million respectively.